CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 42,514	$ 29,623
Accounts receivable	6,103	43,170
Accounts receivable - related party	25,559	245,630
Prepaid expenses	38,842	20,066
Total current assets	113,018	338,489
Available for sale securities	3,515,171	1,173,000
Note receivable - related party	1,000,000	2,400,000
Oil and gas properties, accounted for using the full cost method of accounting - unevaluated property	910,543	361,747
Property and equipment, net of accumulated depreciation of $50,551 and $51,705, respectively	58,502	36,093
Total assets	5,597,234	4,309,329
Current liabilities
Accounts payable	48,117	15,672
Accounts payable - related party	1,338,658	9,408
Deferred gain	177,750	0
Accrued interest payable	85,530	62,972
Total current liabilities	1,650,055	88,052
Total liabilities	1,650,055	88,052
Commitments and contingencies
Stockholders' equity:
Preferred stock, $400 par value, 10,000 shares authorized, 4,225 shares issued and outstanding at October 31, 2013 and December 31, 2012	1,690,000	1,690,000
Common stock, $0.001 par; 500,000,000 authorized shares; 68,881,807 and 62,322,550 shares issued and outstanding at October 31, 2013 and December 31, 2012, respectively	68,882	62,322
Additional paid in capital	466,348	466,348
Stock subscription receivable	0	(24,511)
Earnings accumulated during the exploration stage	1,826,825	1,701,321
Accumulated other comprehensive income (loss)	(74,396)	350,750
Total stockholders' equity	3,977,659	4,246,230
Noncontrolling interests	(30,480)	(24,953)
Total equity	3,947,179	4,221,277
Total liabilities and stockholders' equity	$ 5,597,234	$ 4,309,329